Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

14 Trade and other payables

	2022	2021
	US $ in millions

Trade payables	427.2	433.9

Other payables
Salaries and related payables	82.3	64.4
Provision for annual leave and early retirement (see Note 13(a))	11.8	13.3
Government institutions	291.2	526.9
Accrued interest	5.3	6.1
Accrued expenses	43.7	18.4
Advances from customers and others	11.5	10.2
Payables and other credit balances	23.2	13.1
	469.0	652.4

	896.2	1,086.3

All of the trade and other payables are contractual to be settled within one year or are repayable on demand.

The Group’s exposure to currency, liquidity and market risks related to trade and other payables is disclosed in Note 29.